SUPPLEMENT TO THE PROSPECTUSES

OF

EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

Evergreen Institutional Municipal Money Market Fund

                Effective November 12, 2004, Evergreen Institutional Municipal Money Market Fund will liquidate and close its Resource and Reserve share classes.

Evergreen Institutional U.S. Government Money Market Fund

                Effective November 12, 2004, Evergreen Institutional U.S. Government Money Market Fund will liquidate and close its Administrative share class.

November 12, 2004                                                                                                               571893 (11/04)